Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document And Entity Information
Document Type	S-4/A
Entity Registrant Name	CARA THERAPEUTICS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001346830
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1